Note 10 - Related Party Transactions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE
10.
Related Party Transactions

HPK LP Business Combination.
Effective
October 1, 2019,
HighPeak I and HighPeak Energy II, LP (“HighPeak II”) contributed cash and wholly owned subsidiaries, HighPeak Energy Assets, LLC, HighPeak Assets II, LLC and HighPeak Energy Holdings, LLC to HPK LP in return for limited partnership interest in HPK LP. Subsequent to the HPK LP business combination referenced in the preceding sentence and in
2019,
HighPeak I contributed an additional
$805,000
and HighPeak II contributed an additional
$25.8
million in cash to HPK LP. During the period from
January 1, 2020
through
August 21, 2020,
HighPeak II contributed an additional
$54.0
million in cash to HPK LP. Also, during the period from
January 1, 2020
through
August 21, 2020,
HPK LP made distributions to HighPeak I and HighPeak II of
$2.8
million in total. Therefore, just prior to the HighPeak business combination which closed on
August 21, 2020,
HighPeak I and HighPeak II owned approximately
51.9%
and
48.1%
of HPK LP, respectively.

Since HighPeak I is the predecessor to HPK LP, its consolidated statement of operations and consolidated statement of cash flows for the nine
months ended
September 30, 2019
have been included in the accompanying financial statements for comparative purposes. However, HighPeak II's results of operations are significant and as such HighPeak II's consolidated statement of operations is shown below for additional comparative and informational purposes (in thousands).

Nine Months Ended September 30, 2019
Operating Revenues:
Crude oil sales	$719
Natural gas and natural gas liquid sales	223
Total operating revenues	942
Operating costs and expenses:
Oil and natural gas production	1,190
Production and ad valorem taxes	59
Exploration and abandonment	756
Depletion, depreciation and amortization	650
Accretion of discount on asset retirement obligations	86
General and administrative	2,891
Abandoned project	1,122
Total operating costs and expenses	6,754
Loss from operations	(5,812)
Interest income	107
Net loss	$(5,705)

HighPeak Business Combination.
On
August 21, 2020,
the Company completed the HighPeak business combination between the Company, Pure, HPK LP, HighPeak I, and HighPeak II. HighPeak I and HighPeak II contributed their partnership interests in HPK LP to the Company in return for
76,383,054
shares of publicly traded common stock of the Company. The table below shows the construction of the beginning balance sheet of the Company on
August 22, 2020
upon the closing of the HighPeak business combination (in thousands).

	(a)	(b)	(c)	(d)	(e)	(f)
	HPK LP	Pure	HighPeak Employees, Inc.	Issuance of HighPeak Energy Common Stock	Cash Offering Costs	Deferred Tax Liability	Beginning Balance Sheet on August 22, 2020
Cash and cash equivalents	$1,943	$1	$99	$92,554	$(8,114)	$-	$86,483
Accounts receivable	3,001	-	26	-	-	-	3,027
Total current assets	4,944	1	125	92,554	(8,114)	-	89,510
Total oil and gas properties, net	452,039	-	-	-	-	-	452,039
Other property and equipment, net	436	-	-	-	-	-	436
Total assets	$457,419	$1	$125	$92,554	$(8,114)	$-	$541,985
Current liabilities	$35,794	$2,025	$77	$(9,538)	$-	$-	$28,358
Deferred income tax liability	-	-	-	-	-	39,946	39,946
Notes payable (receivable)	(11,675)	11,675	-	-	-	-	-
Asset retirement obligations	2,398	-	-	-	-	-	2,398
Partners' capital	521,682	-	-	(521,682)	-	-	-
Common stock	-	-	-	9	-	-	9
Additional paid-in capital	-	(13,699)	48	623,765	(8,114)	(39,946)	562,054
Accumulated deficit	(90,780)	-	-	-	-	-	(90,780)
Total stockholders' equity/partner's capital	430,902	(13,699)	48	102,092	(8,114)	(39,946)	471,283
Total liabilities and stockholders' equity/partners' capital	$457,419	$1	$125	$92,554	$(8,114)	$-	$541,985

(a)	Represents HPK LP's condensed consolidated balance sheet estimated as of August 21, 2020.
(b)
Represents Pure's condensed consolidated balance sheet estimated as of
August 21, 2020
after taking into account: (i) the closing of its trust account, (ii) the redemption of Pure's Class A Common Stock by the former public stockholders of Pure that elected to redeem, (iii) paying out the cash consideration to those former public stockholders of Pure who elected to remain and (iv) the conversion of the remaining shares of Pure's Class A Common Stock to HighPeak Energy common stock upon the closing of the HighPeak business combination.  The
$13.7
million reduction to equity is considered noncash offering costs on the condensed consolidated statement of changes in stockholders' equity.

(c)	Represents the balance sheet of HighPeak Energy Employees, Inc which was acquired by the Company for $10.00 upon the closing of the HighPeak business combination.
(d)
Represents the issuance by the Company of
91,592,354
shares of common stock,
10,538,183
 warrants and
10,209,300
Contingent Value Rights upon the closing of the HighPeak business combination. The reduction to accounts payable of
$9.5
million represents those vendors of HPK LP that purchased shares under the Forward Purchase Agreement Amendment in the HighPeak business combination in lieu of being paid cash for the majority of their outstanding balances.

(e)	Represents the cash costs paid for the offering of the aforementioned shares in addition to the cash costs that had previously been incurred by Pure of $13.7 million in column (b).
(f)
Represents the beginning deferred tax liability of the Company given the combination of all the entities, most of which originated from HPK LP which was a partnership for U.S. federal income tax purposes and therefore did not
record a deferred tax liability.

Pursuant to the Business Combination Agreement, among other things, (a) MergerSub merged with and into Pure, with Pure surviving as a wholly owned subsidiary of the Company, (b) each outstanding share of Pure's Class A Common Stock and Pure's Class B Common Stock (other than certain shares of Pure's Class B Common Stock that were surrendered for cancellation by Pure's Sponsor) were converted into the right to receive (A)
one
share of HighPeak Energy common stock (and cash in lieu of fractional shares), and (B) solely with respect to each outstanding share of Pure's Class A Common Stock, (i) a cash amount, without interest, equal to
$0.62,
which represented the amount by which the per-share redemption value of Pure's Class A Common Stock that exceeded
$10.00
per share at the closing, without interest, in each case, totaling approximately
$767,902,
(ii)
one
CVR for each
one
whole share of HighPeak Energy common stock (excluding fractional shares) issued to holders of Pure's Class A Common Stock pursuant to clause (A), representing the right to receive additional shares of HighPeak Energy common stock (or such other specified consideration as is specified with respect to certain events) under certain circumstances, if necessary, to satisfy a
10%
preferred simple annual return, subject to a floor downside per-share price of
$4.00,
as measured at the applicable maturity, which will occur on a date to be specified and which may
be any date occurring during the period beginning on (and including)
August 21, 2022
and ending on (and including)
February 21, 2023,
or in certain circumstances after the occurrence of certain change of control events with respect to the Company's business, including certain mergers, consolidations and asset sales (with an equivalent number of shares of HighPeak Energy common stock held by HighPeak I and HighPeak II being collectively forfeited) and (iii)
one
warrant to purchase HighPeak Energy common stock for each
one
whole share of HighPeak Energy common stock (excluding fractional shares) issued to holders of Pure's Class A Common Stock pursuant to clause (A), (c) the HPK Contributors (A) contributed their limited partner interests in HPK LP to the Company in exchange for HighPeak Energy common stock and the general partner interests in HPK LP to a wholly owned subsidiary of the Company in exchange for no
consideration, and (B) contributed the outstanding Sponsor Loans (as defined in the Business Combination Agreement) in exchange for HighPeak Energy common stock and such Sponsor Loans were cancelled in connection with the closing of the HighPeak business combination and (d) following the consummation of the foregoing transactions, the Company caused HPK LP to merge with and into the Surviving Corporation (as successor to Pure) and all interests in HPK LP were cancelled in exchange for no
consideration.

HighPeak I and HighPeak II collectively received
76,383,054
shares of HighPeak Energy common stock pursuant to the Business Combination Agreement. Further, certain of the Company's executive officers and directors received the consideration provided by the HighPeak business combination through their ownership of Pure's Class A Common Stock. Steven W. Tholen, the Company's Chief Financial Officer received
5,000
shares of HighPeak Energy common stock,
5,000
CVRs and
5,000
warrants in exchange for shares of Pure's Class A Common Stock owned by him prior to the HighPeak business combination. Michael L. Hollis, the Company's President and member of the Company's board of directors (the “Board”), received
16,802
shares of HighPeak Energy common stock,
16,802
CVRs and
20,382
warrants in exchange for shares of Pure's Class A Common Stock and Pure's warrants, respectively, owned by him prior to the HighPeak business combination. Further, Rodney L. Woodard, the Chief Operating Officer of the Company, received
14,000
shares of HighPeak Energy common stock,
14,000
CVRs and
14,000
warrants in exchange for shares of Pure's Class A Common Stock and Pure's warrants, respectively, owned by him prior to the HighPeak business combination.

Unaudited Pro Forma Operating Results.
The following unaudited pro forma combined financial information has been prepared as if the HighPeak business combination and the HPK LP business combination had taken place on
January 1, 2019.
The unaudited pro forma consolidated financial information has been prepared using the reverse merger business combination method of accounting in accordance with GAAP. The information reflects pro forma adjustments based on available information and certain assumptions that the Company believes are reasonable and the estimated tax impacts of the pro forma adjustments.

The pro forma condensed combined financial information has been included for comparative purposes and is not
necessarily indicative of the results that might have actually occurred had the business combinations taken place on
January 1, 2019;
furthermore, the financial information is
not
intended to be a projection of future results (in thousands, except per share amounts).

	(Unaudited Pro Forma) Year Ended December 31,
	2020	2019
Total revenues	$24,623	$9,057
Net income attributable to Common Stock	(23,310)	(8,838)
Basic and diluted net loss per share	(0.25)	(0.10)

Contingent Value Rights.
At the closing of the HighPeak business combination, the Company entered into the Contingent Value Rights Agreement (the “CVR Agreement”) by and among, the Company, Pure's Sponsor, HighPeak I, HighPeak II (together with HighPeak I, the “CVR Sponsors”) and Continental Stock Transfer & Trust Company, in its capacity as Rights Agent (the “Rights Agent”) whereby it issued
10,209,300
CVRs. The CVR Agreement provides for, among other things, the CVRs, which represent contractual rights to receive a contingent payment (in the form of additional shares of HighPeak Energy common stock, or as otherwise specified in the CVR Agreement) in certain circumstances that were issued to the holders of shares of Pure's Class A Common Stock that participated in the HighPeak business combination and certain qualified institutional buyers and accredited investors, including certain affiliates and officers of the Company, that purchased forward purchase units of the Company pursuant to the Forward Purchase Agreement Amendment (as defined below). Pursuant to the CVR Agreement, holders of CVRs in whose name a CVR is registered in the CVR registrar maintained by the Rights Agent at any date of determination are being provided with a significant valuation protection through the opportunity to obtain additional contingent consideration in the form of additional shares of HighPeak Energy common stock if the trading price of HighPeak Energy's common stock is below the price that would provide the holders of CVRs with a
10%
preferred simple annual return on their shares of common stock held at Closing (based on a
$10.00
per share price at the closing of the HighPeak business combination), subject to a floor downside per-share price of
$4.00
(the “Preferred Returns”), either at (i) the date to be specified by the CVR Sponsors, which may
be any date occurring during the period beginning on (and including)
August 21, 2022
and ending on (and including)
February 21, 2023,
or (ii) in certain circumstances, the occurrence of certain change of control events with respect to the Company's business, including certain mergers, consolidation and asset sales. If any additional shares of HighPeak Energy common stock are issued to Qualifying CVR Holders (as defined in the CVR Agreement) pursuant to the CVR Agreement, the CVR Sponsors will collectively forfeit an equivalent number of shares they own that are currently in escrow to the Company for cancellation. The Preferred Returns could entitle a Qualifying CVR Holder to receive up to
2.125
shares of HighPeak Energy common stock per CVR.  Following the closing, the CVR Sponsors collectively placed
21,694,763
shares in escrow, which equaled the maximum number of additional shares of HighPeak Energy common stock issuable pursuant to the CVR Agreement, which such shares will be released either to the Company for cancellation in connection with the satisfaction of any Preferred Returns or back to the CVR Sponsors, collectively, as applicable, following the maturity date under the CVR Agreement.

Stockholders
'
Agreement
.
At the closing of the HighPeak business combination, Pure's Sponsor, HighPeak I, HighPeak II, HighPeak III and Jack Hightower (collectively, with each of their respective affiliates and permitted transferees, the “Principal Stockholder Group”), on the one
hand, and the Company, on the other hand, entered into a Stockholders' Agreement (the “Stockholders' Agreement”), which governs certain rights and obligations following the HighPeak business combination. Under the Stockholders' Agreement, the Principal Stockholder Group will be entitled, based on its percentage ownership of the total amount of HighPeak Energy common stock issued and outstanding immediately following the closing (the “Original Shares”) and provided that the Original Shares constitute not
less than the percentage of the then outstanding total voting securities of the Company set forth below, to nominate a number of directors for appointment to the Board as follows:

●
for so long as (i) the Principal Stockholder Group beneficially owns at least
35%
of the Original Shares and (ii) the Original Shares constitute at least
30%
of the Company's then-outstanding voting securities, the Principal Stockholder Group can designate up to four
(
4
) nominees, and if the Principal Stockholder Group owns less than
50%
of the total outstanding voting securities, at least
one
nominee shall be independent as defined by applicable listing standards;

●
for so long as (i) the Principal Stockholder Group beneficially owns less than
35%
but at least
25%
of the Original Shares and (ii) the Original Shares constitute at least
25%
of the Company's then-outstanding voting securities, the Principal Stockholder Group can designate up to three
(
3
) nominees;

●
for so long as (i) the Principal Stockholder Group beneficially owns less than
25%
but at least
15%
of the Original Shares and (ii) the Original Shares constitute at least
15%
of the Company's then-outstanding voting securities, the Principal Stockholder Group can designate up to two
(
2
) nominees; and

●
if (i) the Principal Stockholder Group beneficially owns less than
15%
but at least
5%
of the Original Shares and (ii) the Original Shares constitute at least
7.5%
of the Company's then-outstanding voting securities, the Principal Stockholder Group can designate one
(
1
) nominee.

If at any time the Principal Stockholder Group owns less than
5%
of the Original Shares or the Original Shares constitute less than
7.5%
of the Company's then-outstanding voting securities, it will cease to have any rights to designate individuals for nomination to the Board.

For so long as the Principal Stockholder Group has the right to designate at least one
director for nomination under the Stockholders' Agreement, the Company will take all Necessary Action (as defined therein) to ensure that the number of directors serving on the Board shall not
exceed
seven
(
7
). For so long as the Principal Stockholder Group owns a number of shares of HighPeak Energy common stock equal to at least (i)
20%
of the Original Shares and (ii)
7.5%
of the then-outstanding voting securities of the Company, the Company and the Principal Stockholder Group shall have the right to have a representative appointed to serve on each committee of the Board (other than the audit committee) for which any such representative is eligible pursuant to applicable laws and the Nasdaq. For so long as the Principal Stockholder Group has the right to designate one
or more individuals for nomination to the Board, the Principal Stockholder Group shall have the right to appoint one
(
1
) non-voting observer to the Board.

The Stockholders' Agreement also includes customary restrictions on the transfer of equity securities to certain persons acquiring beneficial ownership. Pursuant to the Stockholders' Agreement, the Principal Stockholder Group will agree not
to transfer, directly or indirectly, any equity securities of the Company for a period of
180
days after the Closing, subject to certain customary exceptions. The Stockholders' Agreement will terminate as to each stockholder upon the time at which the Principal Stockholder Group no
longer has the right to designate an individual for nomination to the Board under the Stockholders' Agreement and as to a member of the Principal Stockholder Group that no
longer owns any of the Original Shares.

Registration Rights Agreement
.
At the closing of the HighPeak business combination, the Company entered into the Registration Rights Agreement (the “Registration Rights Agreement”), by and among the Principal Stockholder Group and certain other security holders named therein, pursuant to which the Company will be obligated, subject to the terms thereof and in the manner contemplated thereby, to register for resale under the Securities Act of
1933,
as amended (the “Securities Act”) all or any portion of the shares of HighPeak Energy common stock that the holders named thereto hold as of the date of such agreement and that they may
acquire thereafter, including upon the conversion, exchange or redemption of any other security therefor (the “Registrable Securities”). The Company has agreed to file and cause to become effective a registration statement covering the Registrable Securities held by such holder making a demand for registration, provided that no
fewer than the amount of Registrable Securities representing the lesser of (i)
$25
 million or (ii) all Registrable Securities owned by such holder, as applicable, are covered under the holder's demand for registration. The holders can submit a request beginning immediately after the HighPeak business combination. Under the Registration Rights Agreement, the holders also have “piggyback” registration rights exercisable at any time that allow them to include the shares of HighPeak Energy common stock that they own in certain registrations initiated by the Company, provided that such holder elects to include its Registrable Securities in an amount not
less than
$5
 million. Subject to customary exceptions, holders will also have the right to request one
or more underwritten offerings of Registrable Securities, provided, that, they hold at least
$5
 million in Registrable Securities and each such offering include a number of Registrable Securities equal to the lesser of (i)
$25
million and (ii) all of the Registrable Securities owned by such holders as of the date of the request. In the event that the sale of registered securities under a registration statement would require disclosure of certain material non-public information not
otherwise required to be disclosed, the Company
may
postpone the effectiveness of the applicable registration statement or require the suspension of sales thereunder. The Company may
not
delay or suspend a registration statement on more than
two
(
2
) occasions for more than
sixty
(
60
) consecutive calendar days or more than
ninety
(
90
) total calendar days, in each case, during any
twelve
(
12
) month period.

Forward Purchases
.
In connection with the closing of the HighPeak business combination, the Company also issued shares of HighPeak Energy common stock, warrants and CVRs (the “Forward Purchases”) to certain qualified institutional buyers and accredited investors (the “Forward Purchase Investors”) pursuant to that certain Amended & Restated Forward Purchase Agreement, dated as of
July 24, 2020 (
the “Forward Purchase Agreement Amendment”), by and among the Company, each party designated as a purchaser therein (including purchasers that subsequently joined prior to the closing of the HighPeak business combination as parties thereto), HighPeak Energy Partners, LP, and, solely for the limited purposes specified therein, Pure.

Prior to the closing of the HighPeak business combination, and subsequent to the Company's entry into the Forward Purchase Agreement Amendment, an aggregate of
8,976,875
forward purchase units (with each forward purchase unit consisting of one
share of HighPeak Energy common stock,
one
warrant and
one
CVR), for aggregate consideration of approximately
$89.8
million in a private placement pursuant to the Assignment and Joinder agreements under and pursuant to the Forward Purchase Agreement Amendment. The proceeds from the Forward Purchases were used to fund a portion of the minimum equity consideration condition to closing required to effect the HighPeak business combination pursuant to the Business Combination Agreement.

General and Administrative Expenses.
The general partner of HPK LP utilized HighPeak Energy Management, LLC (the “Management Company”) to provide services and assistance to conduct, direct and exercise full control over the activities of HPK LP per its Partnership Agreement. However, the Management Company is funded via payments from the parent companies of HighPeak I and HighPeak II pursuant to their respective Limited Partnership Agreements, as amended. Therefore, HPK LP reimbursed the parent companies of HighPeak I and HighPeak II for actual costs incurred by the Management Company. During the period from
January 1, 2020
through
August 21, 2020,
HPK LP paid
$2.4
million each to the parent companies of HighPeak I and HighPeak II of which
$4.7
million is included in general and administrative expenses in the accompanying results of operations for the period from
January 1, 2020
through
August 21, 2020.
Effective upon closing of the HighPeak business combination, the Management Company will no
longer be paid by the Company as all costs directly attributable to the Company will be paid by the Company going forward.

In
October 2020,
the Company paid
G4
Companies, LLC, a company wholly owned by a director of the Company,
$1.5
million for the design of a full-scale model for a water recycle and purification treatment facility that the Company plans to construct in our development area to handle produced water in an environmentally friendly manner. Phase I and II water testing has already been completed to ascertain the viability of such a system. The timing of the construction of the facility is still under review and consideration.